Provisions - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of provisions [line items]
Provisions for termination benefits	$ 735
Pension service cost [member]
Disclosure of provisions [line items]
Provisions for termination benefits	200
Operating lease rentals [member]
Disclosure of provisions [line items]
Provisions for termination benefits		$ 300
Commercial litigation [member]
Disclosure of provisions [line items]
Provisions for termination benefits	300	2,100
Employee Litigation and Severance [member]
Disclosure of provisions [line items]
Provisions for termination benefits	$ 300	$ 300